Hull Tactical US ETF
Schedule of Investments
July 31, 2026 (Unaudited)
ETF – Exchange-Traded Fund
SPDR - Standard & Poor’s Depositary Receipt
EXCHANGE-TRADED FUNDS — 80.05% Shares Fair Value
Exchange-Traded Funds — 80.05%
SPDR S&P 500 ETF Trust
(a)(b)
167,329 $ 124,999,783
Total Exchange-Traded Funds
  (Cost $106,959,360) 124,999,783
U.S. GOVERNMENT & AGENCIES
(c)(d)
— 12.71%
Principal
Amount
United States Treasury Bill, 3.68%, 10/1/2026 $ 5,000,000 4,969,857
United States Treasury Bill, 3.69%, 10/15/2026 10,000,000 9,925,428
United States Treasury Bill, 3.70%, 10/29/2026 5,000,000 4,955,382
Total U.S. Government & Agencies
    (Cost $19,850,481) 19,850,667
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PURCHASED CALL OPTIONS — 0.12%
S&P 500 Index 20 $ 14,979,440 $ 7,650.00 August 2026 85,500
S&P 500 Index 20 14,979,440 7,635.00 August 2026 95,900
S&P 500 Index 20 14,979,440 7,900.00 September 2026 14,100
Total Purchased Call Options
    (Cost $180,573) 195,500
PURCHASED PUT OPTIONS — 0.03%
S&P 500 Index 10 7,489,720 6,905.00 August 2026 16,400
S&P 500 Index 10 7,489,720 7,105.00 August 2026 29,150
Total Purchased Put Options
    (Cost $104,913) 45,550
Total Purchased Options
    (Cost $285,486) 241,050
Total Investments — 92.91%
    (Cost $127,095,327) 145,091,500
Other Assets in Excess of Liabilities  —  7.09% 11,068,459
Net Assets — 100.00% $ 156,159,959
(a) Securities, or a portion thereof, have been pledged as collateral on open future contracts and/or written options contracts. The total collateral pledged is $125,181,907.
(b) Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of July 31, 2026, the percentage of net assets invested in SPDR S&P 500 ETF Trust was 80.05% of the Fund. The financial statements and portfolio holdings for this security can be found at www.sec.gov.
(c) The rate shown represents effective yield at time of purchase.
(d) Non-income producing security.

Hull Tactical US ETF
Schedule of Open Written Option Contracts
July 31, 2026 (Unaudited)
Description
Number of
Contracts Notional Amount
Exercise
Price
Expiration
Date Fair Value
Written Put Options (0.04)%
S&P 500 Index (30) $ (22,469,160) $ 7,020.00 August 2026 $ (67,800)
Total Written Put Options (Premiums Received $157,513) (67,800)
Total Written Options (Premiums Received $157,513) $ (67,800)

Hull Tactical US ETF
Schedule of Futures Contracts
July 31, 2026 (Unaudited)
Contracts Expiration Date Notional Value Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
Cboe Volatility
Index Future 265 October 2026 $ 5,422,059 $ 5,380,799 $ (41,260)
Cboe Volatility
Index Future 202 November 2026 4,234,078 4,189,884 (44,194)
CME E-Mini
S&P 500
Index Future 150 September 2026 55,823,414 56,394,375 570,961
485,507
SHORT CONTRACTS
Cboe Volatility
Index Future (131) August 2026 $ (2,440,406) $ (2,371,703) $ 68,703
Cboe Volatility
Index Future (126) September 2026 (2,495,341) (2,425,487) 69,854
138,557
Total Futures $ 624,064